Income Taxes - Components of Income Tax Expense (Benefit) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense (benefit):
Current year	$ 1,187	$ 781
Adjustments in respect of prior years, including resolution of tax disputes	159	(67)
Total current income tax expense (benefit)	1,346	714
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(637)	(82)
Adjustments in respect of prior years, including resolution of tax disputes	(172)	48
Tax expense (benefit) arising from unrecognized tax losses	(25)	18
Tax rate and other legislative changes	(51)	(152)
Total deferred income tax expense (benefit)	(885)	(168)
Total income tax expense (benefit)	$ 461	$ 546